06065530

UNITED STATES
[redacted]RITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL RECEIVED PROCESSING
DEC 2 2 2006
210 SEC

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Citigroup Capital Partners II Offshore, L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Citigroup Capital Partners II Offshore, L.P.

Address of Executive Office	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o M&C Corporate Services Ltd.	P.O. Box 309 GT; Ugland House, South Church St., George Town, Grand Cayman, Cayman Islands	345-949-8066
Address of Principal Business Operations (if different from Executive Offices) c/o Citigroup Private Equity (Offshore) LLC	(Number and Street, City, State, Zip Code) 388 Greenwich Street, New York, NY 10013	Telephone Number (Including Area Code) 212-816-6000

Brief Description of Business
To invest, directly or indirectly, in private equity investment opportunities.

PROCESSED
JAN 0 8 2007
THOMSON FINANCIAL

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	0 7	0 6	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

SEC 1972 (05-05) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
Citigroup Private Equity (Offshore) LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Barber, John

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Arnold, George

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Benson, Todd

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cabasso, Sheri

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Coeny, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Cole, Carolyn

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Farnsworth, Craig

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Friedman, Darren

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Friedman, David

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jacobson, Blair

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 33 Cavendish Square, 8th Floor, London, W1G 0PW, U.K.

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jain, Rakesh

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Weekes Jr., Townsend

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Womsley, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 33 Cavendish Square, 8th Floor, London, W1G 0PW, U.K.

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Deluise, James

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Hemmer, Kenneth

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ramanathan, Ranesh

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Smith, David

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Plata, Sonia

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Citigroup Private Equity (Offshore) LLC, 388 Greenwich Street, New York, NY 10013

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citigroup Global Markets Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
Citigroup Centre, Canada Square, Canary Wharf, London, E14 5LB, U.K.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A.

Business or Residence Address (Number and Street, City, State, Zip Code)
485 Lexington Avenue, New York, NY 10017

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
388 Greenwich Street, 18th Floor, New York, NY 10013

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citigroup Global Markets Asia Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
50/F Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citigroup Global Markets Singapore Pte Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
1 Temasek Avenue #39-02, Millenia Tower, Singapore, 039192

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank International PLC

Business or Residence Address (Number and Street, City, State, Zip Code)
41 Berkley Square, London, W1X 6NA, U.K.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank Switzerland

Business or Residence Address (Number and Street, City, State, Zip Code)
16 quai General-Guisan, P.O. Box 3946, 1211, Geneva 3, Switzerland

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., London Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
41 Berkley Square, London, W1X 6NA, U.K.

Check Box(es) that Apply: ☒ Promoter

Full Name (Last name first, if individual)
Citibank, N.A., Zurich Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
Reitergasse 9-11, 8002 Zurich, Switzerland

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., Geneva Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
Reitergasse 9-11, 8002 Zurich, Switzerland

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., New York Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
485 Lexington Avenue, New York, NY 10017

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., Hong Kong Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
30/F Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., Singapore Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
23 Church Street, #08-01 Capital Square, 049481, Singapore

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank, N.A., Jersey Channel Island Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
38 Esplanade, St. Helier, Jersey, JE4 82B

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citibank Canada Investment Funds Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
Citibank Place, 19th Floor, 123 Front Street, Toronto, Ontario, M5J 2M3, Canada

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
CitiTrust (Bahamas) Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box N-1576, Nassau, Bahamas

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

PBG HK Omnibus A/C – Vista A/C No. 406608

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Citibank, N.A. Singapore, 7th Floor, Tampines Junction, Singapore, 529653

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)

PBG SG Omnibus A/C – Vista A/C No. 406607

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Citibank, N.A. Singapore, 7th Floor, Tampines Junction, Singapore, 529653

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $250,000

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Citigroup Global Markets Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
Citigroup Centre, Canada Square, Canary Wharf, London, E14 5LB, U.K.

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A.

Business or Residence Address (Number and Street, City, State, Zip Code)
485 Lexington Avenue, New York, NY 10017

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citigroup Global Markets Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
388 Greenwich Street; 18th Floor, New York, NY 10013

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citigroup Global Markets Asia Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
50/F Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citigroup Global Markets Singapore Pte Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
1 Temasek Avenue #39-02, Millenia Tower, Singapore, 039192

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank International PLC

Business or Residence Address (Number and Street, City, State, Zip Code)
41 Berkley Square, London, W1X 6NA, U.K.

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank Switzerland

Business or Residence Address (Number and Street, City, State, Zip Code)
16 quai General-Guisan, P.O. Box 3946, 1211, Geneva 3, Switzerland

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., London Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
41 Berkley Square, London, W1X 6NA, U.K.

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
CitiTrust (Bahamas) Limited

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box N-1576, Nassau, Bahamas

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., Zurich Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
Reitergasse 9-11, 8002 Zurich, Switzerland

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., Geneva Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
Reitergasse 9-11, 8002 Zurich, Switzerland

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Citibank, N.A., New York Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
485 Lexington Avenue, New York, NY 10017

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., Hong Kong Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
30/F Citibank Tower, Citibank Plaza, 3 Garden Road, Central, Hong Kong

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., Singapore Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
23 Church Street, #08-01 Capital Square, 049481, Singapore

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Citibank, N.A., Jersey Channel Island Branch

Business or Residence Address (Number and Street, City, State, Zip Code)
38 Esplanade, St. Helier, Jersey, JE4 82B

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Citibank Canada Investment Funds Limited

Business or Residence Address (Number and Street, City, State, Zip Code)

Citibank Place, 19th Floor, 123 Front Street, Toronto, Ontario, M5J 2M3, Canada

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$640,235,000	$640,235,000
Other (Specify ____________________).	$	$
Total	$640,235,000	$640,235,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	72	$640,235,000
Non-accredited Investors	0	$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☒	$139,050
Legal Fees	☒	$556,200
Accounting Fees	☒	$27,810
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☒	$0*
Other Expenses (identify) Consultants, information technology, and salaries	☒	$139,050
Total	☒	$862,110

* Placement fees in an aggregate amount of $419,000.00 have been paid separately by certain investors that have purchased securities in this offering. Such fees are not expenses of the issuer.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $639,372,890

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☐	$
Other (specify): Direct or indirect private equity investments	☐	$	☒	$639,372,890
	☐	$	☐	$
Column Totals	☐	$	☒	$639,372,890
Total Payments Listed (column totals added)		☒ $639,372,890		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Citigroup Capital Partners II Offshore, L.P.	Carolyn Cole	December 21, 2006
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Carolyn Cole	Vice President, Citigroup Private Equity (Offshore) LLC, general partner of the issuer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)